Schedule of Investments (unaudited)
February 28, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	1,103	$ 154,696
Boeing Co.(a)	1,681	345,176
Curtiss-Wright Corp.	16,524	2,437,620
General Dynamics Corp.	745	174,665
HEICO Corp.	5,094	751,416
HEICO Corp., Class A	30,691	3,772,538
Lockheed Martin Corp.	6,810	2,954,178
Mercury Systems, Inc.(a)	5,121	308,387
Northrop Grumman Corp.	2,885	1,275,574
		12,174,250
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	20,744	2,005,530
Expeditors International of Washington, Inc.	11,978	1,238,046
United Parcel Service, Inc., Class B	7,266	1,528,912
		4,772,488
Airlines — 0.1%
Alaska Air Group, Inc.(a)	6,195	347,787
Auto Components — 0.4%
BorgWarner, Inc.	60,778	2,492,506
Goodyear Tire & Rubber Co.(a)	14,062	217,820
		2,710,326
Automobiles — 0.6%
Ford Motor Co.	3,997	70,188
General Motors Co.(a)	62,089	2,900,798
Rivian Automotive, Inc., Class A(a)	9,188	620,741
		3,591,727
Banks — 8.2%
Bank of America Corp.	311,459	13,766,488
Bank of Hawaii Corp.	5,116	440,897
Citigroup, Inc.	143,485	8,498,617
First Republic Bank	16,388	2,839,385
Huntington Bancshares, Inc.	68,680	1,065,914
JPMorgan Chase & Co.	77,458	10,983,544
Pinnacle Financial Partners, Inc.	17,531	1,772,033
PNC Financial Services Group, Inc.	13,120	2,614,160
Regions Financial Corp.	197,870	4,786,475
Truist Financial Corp.	54,009	3,360,440
Wells Fargo & Co.	40,646	2,169,277
		52,297,230
Beverages — 2.1%
Brown-Forman Corp., Class B	35,851	2,338,561
Coca-Cola Europacific Partners PLC	22,476	1,150,996
Keurig Dr Pepper, Inc.	124,595	4,818,089
Molson Coors Beverage Co., Class B	92,181	4,810,004
		13,117,650
Biotechnology — 1.2%
Amgen, Inc.	19,888	4,504,234
Biogen, Inc.(a)	7,917	1,670,566
Gilead Sciences, Inc.	21,606	1,305,002
Regeneron Pharmaceuticals, Inc.(a)(b)	335	207,151
		7,686,953
Building Products — 1.0%
Builders FirstSource, Inc.(a)	7,261	540,364
Lennox International, Inc.	1,974	526,920
Masco Corp.	8,692	487,100
Security	Shares	Value
Building Products (continued)
Owens Corning	14,712	$ 1,371,011
Trane Technologies PLC	20,640	3,177,115
		6,102,510
Capital Markets — 3.5%
Charles Schwab Corp.	22,446	1,895,789
FactSet Research Systems, Inc.	3,544	1,439,183
Goldman Sachs Group, Inc.	9,323	3,181,847
Intercontinental Exchange, Inc.	10,678	1,368,065
Jefferies Financial Group, Inc.	9,775	347,404
Moody’s Corp.	4,574	1,472,965
Morgan Stanley	25,165	2,283,472
S&P Global, Inc.	22,195	8,338,661
Stifel Financial Corp.	22,355	1,643,093
		21,970,479
Chemicals — 2.3%
Corteva, Inc.	82,614	4,298,406
Ecolab, Inc.	39,213	6,911,683
Linde PLC	3,225	945,699
Mosaic Co.	42,083	2,206,412
PPG Industries, Inc.	2,135	284,916
		14,647,116
Commercial Services & Supplies — 0.1%
Waste Connections, Inc.	7,016	866,406
Communications Equipment — 0.6%
Cisco Systems, Inc.	10,079	562,106
Juniper Networks, Inc.	98,029	3,312,400
		3,874,506
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	870	330,078
Vulcan Materials Co.	11,315	2,053,107
		2,383,185
Consumer Finance — 1.9%
Ally Financial, Inc.	139,673	6,969,683
American Express Co.	12,478	2,427,470
Capital One Financial Corp.	16,955	2,598,693
		11,995,846
Containers & Packaging — 0.4%
Westrock Co.	54,519	2,468,075
Diversified Consumer Services — 0.6%
H&R Block, Inc.	83,211	2,064,465
Service Corp. International	31,381	1,909,534
		3,973,999
Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(a)	34,316	11,030,878
Voya Financial, Inc.	107,804	7,260,600
		18,291,478
Diversified Telecommunication Services — 1.3%
AT&T Inc.	226,331	5,361,781
Liberty Global PLC, Class A(a)	30,561	787,863
Lumen Technologies, Inc.	19,274	199,679
Verizon Communications, Inc.	36,490	1,958,418
		8,307,741
Electric Utilities — 3.3%
Entergy Corp.	70,866	7,455,812
Eversource Energy	6,916	565,729
NextEra Energy, Inc.	50,797	3,975,881
OGE Energy Corp.	182,303	6,845,477

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	20,790	$ 1,472,556
Portland General Electric Co.	11,727	595,380
		20,910,835
Electrical Equipment — 1.1%
AMETEK, Inc.	17,290	2,244,069
Eaton Corp. PLC	32,727	5,049,449
		7,293,518
Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	9,053	380,860
Flex Ltd.(a)	80,448	1,326,587
Keysight Technologies, Inc.(a)	11,528	1,814,161
		3,521,608
Energy Equipment & Services — 1.1%
Halliburton Co.	30,894	1,035,876
Schlumberger NV	148,725	5,835,969
		6,871,845
Entertainment — 0.6%
ROBLOX Corp., Class A(a)	2,834	146,149
Spotify Technology SA(a)	2,985	466,227
Walt Disney Co.(a)	22,182	3,293,140
Zynga, Inc., Class A(a)	16,576	150,510
		4,056,026
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Homes 4 Rent, Class A	40,691	1,546,665
American Tower Corp.	784	177,866
Brixmor Property Group, Inc.	36,941	927,958
Crown Castle International Corp.	535	89,126
CubeSmart	99,295	4,787,012
Equity LifeStyle Properties, Inc.	9,153	682,997
Extra Space Storage, Inc.	11,214	2,109,914
Life Storage, Inc.	34,332	4,346,088
Park Hotels & Resorts, Inc.(a)	21,503	405,116
Prologis, Inc.	68,888	10,047,315
Sun Communities, Inc.	534	96,654
		25,216,711
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	2,966	1,540,095
Walmart, Inc.	47,942	6,479,841
		8,019,936
Food Products — 1.4%
Archer-Daniels-Midland Co.	3,054	239,586
Bunge Ltd.	20,352	2,127,802
Conagra Brands, Inc.	60,923	2,130,477
Kellogg Co.	28,404	1,816,152
McCormick & Co., Inc.	25,183	2,396,666
		8,710,683
Gas Utilities — 0.1%
Atmos Energy Corp.	3,510	385,433
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,828	220,494
Hologic, Inc.(a)	12,711	904,642
IDEXX Laboratories, Inc.(a)	11,089	5,903,229
Medtronic PLC	38,069	3,996,864
		11,025,229
Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	11,229	1,600,469
Anthem, Inc.	20,243	9,146,800
Cigna Corp.	18,398	4,374,677
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	48,723	$ 5,050,139
McKesson Corp.	18,215	5,008,396
Molina Healthcare, Inc.(a)	240	73,649
UnitedHealth Group, Inc.	11,828	5,628,590
		30,882,720
Health Care Technology — 0.2%
Cerner Corp.	9,169	855,009
Teladoc Health, Inc.(a)	6,395	485,445
		1,340,454
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	7,334	1,795,143
Sweetgreen, Inc., Class A(a)(b)	4,292	108,716
Travel + Leisure Co.	35,438	1,986,300
Yum! Brands, Inc.	1,151	141,090
		4,031,249
Household Durables — 0.7%
DR Horton, Inc.	10,080	860,832
Whirlpool Corp.	16,744	3,370,065
		4,230,897
Household Products — 2.8%
Church & Dwight Co., Inc.	2,614	255,780
Colgate-Palmolive Co.	98,199	7,556,413
Procter & Gamble Co.	63,142	9,843,206
		17,655,399
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	5,551	207,441
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	23,858	4,527,055
Roper Technologies, Inc.	5,023	2,251,409
		6,778,464
Insurance — 4.6%
Allstate Corp.	10,176	1,245,135
Brighthouse Financial, Inc.(a)	7,382	385,783
Marsh & McLennan Cos., Inc.	48,951	7,607,475
MetLife, Inc.	120,750	8,156,663
Prudential Financial, Inc.	19,041	2,126,118
Reinsurance Group of America, Inc.	16,538	1,833,403
Travelers Cos., Inc.	47,470	8,156,770
		29,511,347
Interactive Media & Services — 1.5%
Alphabet, Inc., Class A(a)	2,390	6,455,725
Alphabet, Inc., Class C(a)(b)	1,216	3,280,549
		9,736,274
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., Series A	11,838	65,227
IT Services — 2.3%
Automatic Data Processing, Inc.	12,771	2,610,903
Fidelity National Information Services, Inc.	52,758	5,024,144
Global Payments, Inc.	2,455	327,448
Visa, Inc., Class A	27,117	5,860,526
Western Union Co.	26,330	478,680
		14,301,701
Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc.	38,132	4,970,888
Danaher Corp.	29,068	7,976,550

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)	341	$ 480,380
Thermo Fisher Scientific, Inc.	10,197	5,547,168
		18,974,986
Machinery — 2.0%
AGCO Corp.	4,148	498,424
Caterpillar, Inc.	11,235	2,107,461
Cummins, Inc.	1,544	315,161
Deere & Co.	193	69,484
Donaldson Co., Inc.	3,369	182,836
Illinois Tool Works, Inc.	30,990	6,704,376
Otis Worldwide Corp.	32,463	2,542,827
Snap-on, Inc.	2,487	522,718
		12,943,287
Media — 2.6%
Altice USA, Inc., Class A(a)	44,118	510,004
Charter Communications, Inc., Class A(a)	302	181,738
Comcast Corp., Class A	220,317	10,302,023
Discovery, Inc., Class C(a)	9,764	273,099
Fox Corp., Class A	44,185	1,848,258
Fox Corp., Class B	4,687	179,325
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,250	113,310
Nexstar Media Group, Inc., Class A	2,180	403,409
Omnicom Group, Inc.	11,981	1,005,086
Paramount Global, Class B	2,484	76,035
Sirius XM Holdings, Inc.(b)	313,115	1,928,788
		16,821,075
Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	21,125	4,032,129
Steel Dynamics, Inc.	1,651	116,527
		4,148,656
Multiline Retail — 1.0%
Target Corp.	31,024	6,197,664
Multi-Utilities — 1.8%
Ameren Corp.	10,383	892,419
CMS Energy Corp.	35,856	2,295,143
Consolidated Edison, Inc.	37,220	3,192,359
DTE Energy Co.	43,643	5,306,552
		11,686,473
Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	55,934	8,054,496
Devon Energy Corp.	97,964	5,833,756
EOG Resources, Inc.	41,185	4,732,980
Exxon Mobil Corp.	106,315	8,337,223
Kinder Morgan, Inc.	177,748	3,092,815
Marathon Oil Corp.	37,114	837,292
Ovintiv, Inc.	3,345	153,368
Phillips 66	20,576	1,733,322
Valero Energy Corp.	9,275	774,555
Williams Cos., Inc.	85,660	2,679,445
		36,229,252
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	10,879	3,223,774
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	56,917	3,908,490
Eli Lilly & Co.	3,905	976,055
Johnson & Johnson	123,192	20,273,708
Merck & Co., Inc.	98,673	7,556,378
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	137,535	$ 6,455,893
Zoetis, Inc.	35,766	6,926,086
		46,096,610
Professional Services — 0.3%
Equifax, Inc.	8,249	1,801,087
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	32,399	3,137,843
Road & Rail — 1.1%
Landstar System, Inc.	22,680	3,502,019
Ryder System, Inc.	26,445	2,084,924
Schneider National, Inc., Class B	57,181	1,493,567
		7,080,510
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.(a)	9,762	1,204,045
Analog Devices, Inc.	1,941	311,123
Cirrus Logic, Inc.(a)	23,488	2,040,403
Intel Corp.	193,820	9,245,214
Lam Research Corp.	1,345	755,016
Silicon Laboratories, Inc.(a)	437	67,171
Texas Instruments, Inc.	4,069	691,689
		14,314,661
Software — 2.2%
Adobe, Inc.(a)	1,550	724,904
Braze, Inc., Class A(a)	159	6,708
C3.ai, Inc., Class A(a)	5,492	123,131
Cadence Design Systems, Inc.(a)	2,547	385,692
Gitlab, Inc., Class A(a)(b)	2,512	146,374
HashiCorp, Inc., Class A(a)(b)	6,989	352,176
Intuit, Inc.	6,359	3,016,519
Microsoft Corp.	5,674	1,695,334
salesforce.com, Inc.(a)	22,872	4,815,242
ServiceNow, Inc.(a)	579	335,774
Workday, Inc., Class A(a)	11,550	2,645,528
		14,247,382
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	1,275	260,712
Best Buy Co., Inc.	1,995	192,797
Foot Locker, Inc.	10,576	334,413
Home Depot, Inc.	1,087	343,307
Penske Automotive Group, Inc.	6,656	654,218
		1,785,447
Technology Hardware, Storage & Peripherals — 2.2%
Dell Technologies, Inc., Class C(a)	126,646	6,453,880
Hewlett Packard Enterprise Co.	245,521	3,908,694
HP, Inc.	86,068	2,957,296
Western Digital Corp.(a)	16,957	863,790
		14,183,660
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	2,843	375,390
Under Armour, Inc., Class C(a)	6,023	94,139
		469,529
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	127,792	1,474,720
Radian Group, Inc.	34,757	830,692
		2,305,412
Tobacco — 0.0%
Philip Morris International, Inc.	1,382	139,679

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)	14,734	$ 2,540,584
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.(a)	52,669	1,448,924
Total Long-Term Investments — 98.7% (Cost: $558,026,232)		626,109,244
Short-Term Securities(c)(d)
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	6,033,094	6,033,094
SL Liquidity Series, LLC, Money Market Series, 0.18%(e)	2,179,513	2,179,513
Total Short-Term Securities — 1.3% (Cost: $8,212,607)		8,212,607
Total Investments — 100.0% (Cost: $566,238,839)		634,321,851
Other Assets Less Liabilities — 0.0%		81,307
Net Assets — 100.0%		$ 634,403,158
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,496,081	$ —	$ (462,987)(a)	$ —	$ —	$ 6,033,094	6,033,094	$ 237	$ —
SL Liquidity Series, LLC, Money Market Series	3,058,328	—	(877,729)(a)	(1,086)	—	2,179,513	2,179,513	30,946(b)	—
				$ (1,086)	$ —	$ 8,212,607		$ 31,183	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Large Cap Value Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	38	03/18/22	$ 8,299	$ (251,040)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 626,109,244	$ —	$ —	$ 626,109,244
Short-Term Securities
Money Market Funds	6,033,094	—	—	6,033,094
	$ 632,142,338	$ —	$ —	632,142,338
Investments valued at NAV(a)				2,179,513
				$ 634,321,851
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (251,040)	$ —	$ —	$ (251,040)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s